Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Schedule of Fair Value of Cash Equivalents and Short-Term Investments
Short-term investments as of December 31, 2022 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$14,935	$—	$—	$14,935
Government securities	3,985	—	(5)	3,980

Total	$18,920	$—	$(5)	$18,915